INCOME TAXES - Loss from operations before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
United States			$ 584	$ (5,039)
Foreign			(12,055)	(12,087)
Loss before income taxes	$ (2,048)	$ (2,762)	$ (11,471)	$ (17,126)